Equity Incentive Plan (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended	0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013		Nov. 06, 2013		Dec. 17, 2013		Feb. 21, 2014		May 20, 2014
2014	$ 6,290 [1]
2015	22,465
2016	12,230
2017	4,836
2018	227
Compensation cost relating to the amortization of restricted stock awards.	46,048
Officer and Employee [Member] | Restricted Stock [Member] | September 30, 2013
2014		2,542	[1]
2015		8,456
2016		4,330
2017		1,506
2018
Compensation cost relating to the amortization of restricted stock awards.		16,834
Officer and Employee [Member] | Restricted Stock [Member] | November 6, 2013
2014				1,209	[1]
2015				4,463
2016				2,367
2017				940
2018
Compensation cost relating to the amortization of restricted stock awards.				8,979
Officer and Employee [Member] | Restricted Stock [Member] | December 17, 2013
2014						661	[1]
2015						2,335
2016						1,221
2017						474
2018
Compensation cost relating to the amortization of restricted stock awards.						4,691
Officer and Employee [Member] | Restricted Stock [Member] | February 21, 2014
2014								1,819	[1]
2015								6,976
2016								4,172
2017								1,854
2018								220
Compensation cost relating to the amortization of restricted stock awards.								15,041
Officer and Employee [Member] | Restricted Stock [Member] | May 20, 2014
2014										59	[1]
2015										235
2016										140
2017										62
2018										7
Compensation cost relating to the amortization of restricted stock awards.										$ 503

[1]	Represents the period from October 1, 2014 to December 31, 2014.